Equity-Accounted Investees - Other equity method investees - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Oct. 22, 2018	May 17, 2016	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investment in equity-accounted investees				€ 1,869,020	€ 114,473		€ 226,905
Rest of equity accounted investees
Disclosure of associates [line items]
Investment in equity-accounted investees				€ 21,660	€ 54,183	€ 54,183	226,905	€ 219,009
Alkahest, Inc. (USA)
Disclosure of associates [line items]
Ownership interest (as a percent)				100.00%	47.58%
Investment in equity-accounted investees					€ 14,708
Albajuna Therapeutics, S.L.
Disclosure of associates [line items]
Ownership interest (as a percent)				49.00%	49.00%
Investment in equity-accounted investees				€ 3,378	€ 5,228
Singulex, Inc.
Disclosure of associates [line items]
Ownership interest (as a percent)		19.33%
Investment in equity-accounted investees					€ 0		19,256
GigaGen
Disclosure of associates [line items]
Ownership interest (as a percent)				43.96%	43.96%
Investment in equity-accounted investees				€ 15,677	€ 23,997		€ 28,363
Mecwins, S.A
Disclosure of associates [line items]
Ownership interest (as a percent)	24.99%			24.99%	24.99%
Investment in equity-accounted investees				€ 2,605	€ 2,338
Medcom Advance, S.A.
Disclosure of associates [line items]
Ownership interest (as a percent)			45.00%	45.00%	45.00%
Investment in equity-accounted investees					€ 7,912